Annual Total Returns- Telecommunications Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Telecommunications Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.65%)	3.38%	16.83%	1.70%	(7.93%)	16.53%	4.78%	(6.20%)	12.30%	8.94%